Performance Management - Calamos S&P 500 Structured Alt Protection ETF - December	Nov. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on December 2, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on December 2, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com